Property, Plant and Equipment and Jack-Up Drilling Rigs, net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of Jack Up Drilling Rigs, Net And Property, Plant And Equipment
The carrying values of our property, plant and equipment and jack-up rigs are as follows:

(In $ millions)	June 30, 2026	December 31, 2025
Property plant and equipment	11.6	11.3
Less accumulated depreciation	(9.8)	(9.3)
Property, plant and equipment, net	1.8	2.0

Jack-up drilling rigs	3,996.6	3,617.8
Less accumulated depreciation	(960.1)	(875.1)
Jack-up drilling rigs, net	3,036.5	2,742.7